Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
OPERATING ACTIVITIES
Net loss	$ (113,768)	$ (125,504)
Non-cash items:
Depreciation and amortization	285,771	285,236
Amortization of in-process revenue contracts	(13,357)	(14,432)
Unrealized (gain) loss on derivative instruments	(45,128)	82,807
Loss on sale of vessels, equipment and other operating assets (note 6)	17,169	46,575
Asset impairments (note 6)	1,500	43,649
Equity loss (income), net of dividends received	65,915	(44,972)
Income tax expense	6,546	2,499
Unrealized foreign exchange loss and other	74,271	62,122
Change in operating assets and liabilities	21,461	(14,570)
Expenditures for dry docking	(18,639)	(15,905)
Net operating cash flow	281,741	307,505
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	461,095	1,147,647
Prepayments of long-term debt	(132,920)	(1,068,937)
Scheduled repayments of long-term debt (note 7)	(451,072)	(496,034)
Decrease in restricted cash	20,723	34,681
Net proceeds from equity issuances of subsidiaries (note 4)	8,521	168,752
Net proceeds from equity issuance of Teekay Corporation	0	96,163
Distributions paid from subsidiaries to non-controlling interests	(63,803)	(62,403)
Cash dividends paid	(9,493)	(8,003)
Other financing activities	(21,232)	(9,233)
Net financing cash flow	(188,181)	(197,367)
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(365,903)	(269,109)
Proceeds from sale of vessels and equipment	59,935	149,582
Proceeds from sale-lease back of vessels	297,230	179,434
Investment in equity-accounted investments	(31,680)	(56,578)
Advances to joint ventures and joint venture partners	(32,469)	(13,536)
Other investing activities	12,214	11,385
Net investing cash flow	(60,673)	1,178
Increase in cash and cash equivalents	32,887	111,316
Cash and cash equivalents, beginning of the period	567,994	678,392
Cash and cash equivalents, end of the period	$ 600,881	$ 789,708